Property and equipment	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2021	2,098	1,830	359	4,287
Additions	503	6	—	509
Effects of foreign exchange	(124)	(87)	(37)	(248)
Balance – June 30, 2022	2,477	1,749	322	4,548

Accumulated depreciation
Balance – December 31, 2021	854	707	81	1,642
Depreciation	318	148	11	477
Effects of foreign exchange	(58)	(34)	(20)	(112)
Balance – June 30, 2022	1,114	821	72	2,007

Carrying value
Balance – December 31, 2021	1,244	1,123	278	2,645
Balance – June 30, 2022	1,363	928	250	2,541